Quaterly financial data (Unaudited) (Details 1) - USD ($)	3 Months Ended					6 Months Ended				12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021
Income tax expense (benefit), deferred	$ 0			$ 3,449,400		$ 0	$ 0	$ 3,227,300	$ (737,300)	$ 2,490,000	$ (945,000)
Loss from continuing operations	(2,293,900)			(10,028,800)		4,665,800	(4,073,100)	(11,556,200)	(2,116,300)	(13,672,500)	(3,110,000)
Net loss	$ (2,292,000)	$ (2,370,500)		$ (10,027,800)	$ (1,535,000)	$ (4,662,500)	$ (4,079,400)	$ (11,562,800)	$ (2,105,300)	$ (13,668,100)	$ (3,672,500)
Consolidated operations	$ (0.33)			$ (1.43)		$ (0.67)	$ (0.58)	$ (1.69)	$ (0.33)	$ (2.06)	$ (1.15)
Revenues	$ 2,982,500			$ 2,777,000		$ 5,787,900	$ 5,237,800	$ 5,641,900	$ 5,758,600	$ 11,400,500	$ 9,775,200
Cost of revenues	1,632,500			1,509,200		3,099,900	2,919,700	2,827,500	2,836,300	5,663,800	4,799,800
Gross profit	1,350,000			1,267,800		2,688,000	2,318,100	2,814,400	2,922,300	5,736,700	4,975,400
General and administrative	1,299,900			1,374,300		2,869,200	2,658,800	2,984,700	2,831,900	5,816,600	4,028,500
Selling	1,591,800			1,314,000		3,036,600	2,349,000	2,368,000	1,942,800	4,310,800	4,031,900
Research and development	684,500			732,000		1,476,000	1,395,800	1,356,500	1,516,800	2,873,300	1,623,800
Total operating expenses	3,576,200			7,700,400		7,381,800	6,455,100	10,989,300	6,291,500	17,280,800	9,684,200
Income (Loss) from Operations	(2,226,200)			(6,432,600)		(4,693,800)	(4,137,000)	(8,174,900)	(3,369,200)	(11,544,100)	(4,708,800)
Loss from continuing operations before income tax expense (benefit)	$ (2,185,100)			$ (6,583,500)		$ (4,557,000)	(4,073,100)	$ (8,428,100)	$ (2,853,600)	(11,281,700)	(4,055,000)
Foreign currency translation adjustment							$ 88,600			(86,200)	$ (9,200)
Effect of Restatement [Member]
Income tax expense (benefit), deferred			$ 417,200							3,743,600
Loss from continuing operations			(417,200)							(8,023,700)
Net loss			(417,200)							(8,023,700)
Total comprehensive loss			$ (417,200)							$ (8,023,700)
Continuing operations			$ (0.06)							$ (1.21)
Discontinued operations			0.00							0.00
Consolidated operations			$ (0.06)							$ (1.21)
Total operating expenses										$ 4,280,100
Income (Loss) from Operations										(4,280,100)
Loss from continuing operations before income tax expense (benefit)										(4,280,100)
As Filed [Member]
Income tax expense (benefit), deferred			$ (417,200)							(1,253,600)
Loss from continuing operations			(1,292,000)							(5,648,800)
Net loss			(1,292,000)							(5,644,400)
Total comprehensive loss			$ (1,406,200)							$ (5,740,800)
Continuing operations			$ (0.18)							$ (0.85)
Discontinued operations			0.00							0.00
Consolidated operations			$ (0.18)							$ (0.85)
Revenues			$ 2,670,000							$ 11,400,500
Cost of revenues			1,320,900							5,663,800
Gross profit			1,349,100							5,736,700
General and administrative			1,607,500							5,816,600
Selling			875,700							4,310,800
Research and development			560,100							2,873,300
Total operating expenses			3,043,300							13,000,700
Income (Loss) from Operations			(1,694,200)							(7,264,000)
Other income, net			(15,000)							185,100
Loss from continuing operations before income tax expense (benefit)			(1,709,200)							(7,001,600)
(Loss) Gain from discontinued operations, net of tax			0							4,400
Unrealized holding gain (loss) on investment securities, net of tax			4,100							(10,200)
Foreign currency translation adjustment			(118,300)							(86,200)
Comprehensive gain (loss)			(114,200)							(96,400)
As Restated [Member]
Income tax expense (benefit), deferred			0							(2,490,000)
Loss from continuing operations			(1,709,200)							(13,672,500)
Net loss			(1,709,200)							(13,668,100)
Total comprehensive loss			$ (1,823,400)							$ (13,764,500)
Continuing operations			$ (0.24)							$ (2.06)
Discontinued operations			0.00							0.00
Consolidated operations			$ (0.24)							$ (2.06)
Revenues			$ 2,670,000							$ 11,400,500
Cost of revenues			1,320,900							5,663,800
Gross profit			1,349,100							5,736,700
General and administrative			1,607,500							5,816,600
Selling			875,700							4,310,800
Research and development			560,100							2,873,300
Total operating expenses			3,043,300							17,280,800
Income (Loss) from Operations			(1,694,200)							(11,544,100)
Other income, net			(15,000)							185,100
Loss from continuing operations before income tax expense (benefit)			(1,709,200)							(11,281,700)
(Loss) Gain from discontinued operations, net of tax			0							4,400
Unrealized holding gain (loss) on investment securities, net of tax			4,100							(10,200)
Foreign currency translation adjustment			(118,300)							(86,200)
Comprehensive gain (loss)			$ (114,200)							$ (96,400)